PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	$ 1,582.6	$ 1,473.1
Additions	173.9	222.9
Acquisition of subsidiaries	127.7	38.5
Disposals	(20.9)	(9.4)
Depreciation	(120.8)	(122.8)
Transfers and others	29.4	(8.3)
Exchange differences	32.0	(11.4)
Property, plant and equipment, end	1,803.9	1,582.6
Property, plant and equipment, pledged as security	121.3	82.2
Minimum lease payments receivable under non-cancellable operating lease	153.5	89.3
No later than 1 year
Reconciliation of changes in property, plant and equipment [abstract]
Minimum lease payments receivable under non-cancellable operating lease	34.7	19.3
Later than 1 year and no later than 5 years
Reconciliation of changes in property, plant and equipment [abstract]
Minimum lease payments receivable under non-cancellable operating lease	98.3	47.1
Later than 5 years
Reconciliation of changes in property, plant and equipment [abstract]
Minimum lease payments receivable under non-cancellable operating lease	20.5	22.9
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	2,495.1
Property, plant and equipment, end	2,837.2	2,495.1
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(912.5)
Property, plant and equipment, end	(1,033.3)	(912.5)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	23.6	24.1
Additions	0.0	0.0
Acquisition of subsidiaries	0.0	0.0
Disposals	0.0	0.0
Depreciation	0.0	0.0
Transfers and others	0.0	0.0
Exchange differences	0.3	(0.5)
Property, plant and equipment, end	23.9	23.6
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	23.6
Property, plant and equipment, end	23.9	23.6
Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end	0.0	0.0
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	196.1	199.6
Additions	13.3	14.9
Acquisition of subsidiaries	7.8	1.9
Disposals	(0.1)	(1.3)
Depreciation	(15.4)	(15.9)
Transfers and others	(1.4)	(1.4)
Exchange differences	2.5	(1.7)
Property, plant and equipment, end	202.8	196.1
Buildings and improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	375.4
Property, plant and equipment, end	401.1	375.4
Buildings and improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(179.3)
Property, plant and equipment, end	(198.3)	(179.3)
Simulators
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	1,012.7	925.9
Additions	27.8	34.6
Acquisition of subsidiaries	87.0	22.5
Disposals	(18.0)	(3.1)
Depreciation	(66.8)	(68.9)
Transfers and others	114.0	113.8
Exchange differences	29.2	(12.1)
Property, plant and equipment, end	$ 1,185.9	$ 1,012.7
Useful lives or depreciation rates, property, plant and equipment	10 years 7 months 6 days	10 years 9 months 18 days
Simulators | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	$ 1,427.2
Property, plant and equipment, end	1,683.9	$ 1,427.2
Simulators | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(414.5)
Property, plant and equipment, end	(498.0)	(414.5)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	48.6	50.7
Additions	16.5	15.2
Acquisition of subsidiaries	0.4	0.4
Disposals	(0.1)	(0.1)
Depreciation	(18.3)	(17.1)
Transfers and others	2.3	(0.2)
Exchange differences	0.9	(0.3)
Property, plant and equipment, end	50.3	48.6
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	218.9
Property, plant and equipment, end	223.4	218.9
Machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(170.3)
Property, plant and equipment, end	(173.1)	(170.3)
Aircraft and aircraft engines
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	55.2	22.1
Additions	5.6	41.3
Acquisition of subsidiaries	0.0	0.0
Disposals	(0.5)	(4.7)
Depreciation	(3.8)	(3.6)
Transfers and others	(0.4)	0.0
Exchange differences	(0.7)	0.1
Property, plant and equipment, end	55.4	55.2
Aircraft and aircraft engines | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	62.2
Property, plant and equipment, end	64.4	62.2
Aircraft and aircraft engines | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(7.0)
Property, plant and equipment, end	(9.0)	(7.0)
Assets under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	150.1	153.5
Additions	0.0	0.0
Acquisition of subsidiaries	0.0	13.7
Disposals	(2.2)	(0.2)
Depreciation	(16.5)	(17.3)
Transfers and others	(7.1)	(1.6)
Exchange differences	(3.1)	2.0
Property, plant and equipment, end	121.2	150.1
Assets under finance lease | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	291.5
Property, plant and equipment, end	276.1	291.5
Assets under finance lease | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(141.4)
Property, plant and equipment, end	(154.9)	(141.4)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	96.3	97.2
Additions	110.7	116.9
Acquisition of subsidiaries	32.5	0.0
Disposals	0.0	0.0
Depreciation	0.0	0.0
Transfers and others	(78.0)	(118.9)
Exchange differences	2.9	1.1
Property, plant and equipment, end	164.4	96.3
Assets under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	96.3
Property, plant and equipment, end	164.4	96.3
Assets under construction | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end	0.0	0.0
Simulators under operating lease
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	56.5
Property, plant and equipment, end	114.8	56.5
Simulators under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Finance lease asset	80.0	104.6
Simulators under finance lease | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Finance lease asset	207.9	222.4
Simulators under finance lease | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Finance lease asset	(127.9)	(117.8)
Buildings under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Finance lease asset	41.2	45.5
Buildings under finance lease | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Finance lease asset	68.2	69.0
Buildings under finance lease | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Finance lease asset	(27.0)	(23.5)
Property, plant and equipment under finance lease
Reconciliation of changes in property, plant and equipment [abstract]
Finance lease asset	$ 121.2	$ 150.1